Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement of comprehensive income [abstract]
Net earnings	$ 1,263,207	$ 1,141,402
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized (losses) gains on translating financial statements of foreign operations	(162,657)	63,424
Net gains (losses) on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations	53,024	(25,710)
Deferred costs of hedging on cross-currency swaps	(4,091)	0
Net unrealized gains (losses) on cash flow hedges	50,943	(28,456)
Net unrealized gains (losses) on financial assets at fair value through other comprehensive income	4,102	(2,054)
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement gains on defined benefit plans	33,777	35,001
Other comprehensive (loss) income	(24,902)	42,205
Comprehensive income	$ 1,238,305	$ 1,183,607